Transaction with JD.com, Inc.	12 Months Ended
Dec. 31, 2019
Transaction with JD.com, Inc.
Transaction with JD.com, Inc.

5. Transaction with JD.com, Inc.

On May 8, 2015, the Company entered into a share subscription agreement with Fabulous Jade Global Limited, an affiliate of JD.com, Inc., and a Business Cooperation Agreement (“BCA”) with JD. Com, Inc. (“JD”) for a period of five years. Pursuant to these agreements, the Company issued 65,625,000 Class A ordinary shares for a cash consideration of RMB1,528.2 million (US$250 million) and the business resource contributed by JD. According to BCA, the business resource includes the exclusive rights to operate the leisure travel channel for both JD’s website and mobile application and JD’s preferred partnership for hotel and air ticket reservation service, the internet traffic support and marketing support for the leisure travel channel for a period of five years started from August 2015.

The acquisition of BCA is considered as assets acquisition and the intangible assets acquired include the exclusive operation right of leisure travel channel, preferred partnership of hotel and air ticket reservation service, traffic and marketing supports. The Group estimated the fair value of exclusive operation right and preferred partnership using a form of the income approach known as excess earning method. The key assumption includes expected revenue attributable to assets, margin discount rate and the remaining useful life. The Group estimated the fair value of internet traffic support and marketing support using a form of income approach known as operating cost saving method. Key assumption includes the market price of the services to be provided, the volume of the services to be provided, discount rate and the remaining useful life. The Group made estimates and judgments in determining the fair value of the assets with assistance from an independent valuation firm.

The summary of the fair value of acquired intangible assets as of the transaction date was as follows:

	Amount	Estimated useful lives
Exclusive operation right of leisure travel channel	405,406	5 years
Preferred partnership of hotel and air ticket reservation service	1,431	5 years
Internet traffic support	139,358	5 years
Marketing support	114,020	5 years
Total consideration	660,215

As of December 31, 2019, the net carrying value of the exclusive operation right of leisure travel channel was below its fair value determined using the excess earning method with certain key assumption including revenue, EBIT margin and discount rate. Accordingly, an impairment charge of RMB32,014 was recognized for the year ended December 31, 2019.